SEGMENTED INFORMATION - Disclosure of detailed information of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 43,510	$ 0
Income (loss)	31,301	(22,764)
Total assets	355,349	368,977
Total liabilities	78,355	100,707
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	43,510
Income (loss)	31,301	(22,764)
Mineral property	44,351	57,973
Plant and equipment	24,715	70,151
Total capital additions	69,066	128,124
Total assets	355,349	368,977
Total liabilities	78,355	100,707
Operating segments [Member] | Las Chispas [Member]
Disclosure of geographical areas [line items]
Revenue	43,510
Income (loss)	27,411	0
Mineral property	44,351	57,973
Plant and equipment	24,715	70,151
Total capital additions	69,066	128,124
Total assets	283,358	181,318
Total liabilities	64,952	95,716
Operating segments [Member] | Picacho [Member]
Disclosure of geographical areas [line items]
Revenue	0
Income (loss)	(5,322)	(10,411)
Mineral property	0	0
Plant and equipment	0	0
Total capital additions	0	0
Total assets	2,489	2,489
Total liabilities	269	1,248
Operating segments [Member] | Corporate [Member]
Disclosure of geographical areas [line items]
Revenue	0
Income (loss)	9,212	(12,353)
Mineral property	0	0
Plant and equipment	0	0
Total capital additions	0	0
Total assets	69,502	185,170
Total liabilities	$ 13,134	$ 3,743